DEFERRED GOVERNMENT GRANTS - Additional information (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Amount amortized from deferred government grant into government grant recognized in income	¥ 600,000
Government grants	¥ 22,456,691	$ 3,163,003	¥ 19,600,822	¥ 23,020,413	$ 3,626,290	¥ 3,530,405
Government grants for property, plant and equipment
DEFERRED GOVERNMENT GRANTS
Number of deferred government grants	7	7		7	7
Amount amortized from deferred government grant into government grant recognized in income	¥ 727,839	$ 102,515	1,400,000	¥ 1,368,650	$ 215,597	1,249,102
Amount that will be amortized in fiscal 2023	2,700,000			1,500,000
Amount that will be amortized after fiscal 2023	¥ 19,800,000			20,600,000
Government grants				¥ 18,500,000		0
Government grants for research and development
DEFERRED GOVERNMENT GRANTS
Number of deferred government grants | item	2	2		2	2
Amount amortized from deferred government grant into government grant recognized in income	¥ 8,498,712	$ 1,197,036	¥ 800,000	¥ 840,023	$ 132,325	840,023
Amount that will be amortized in fiscal 2023	800,000			800,000
Amount that will be amortized after fiscal 2023	1,000,000.0			1,400,000
Amount that is expected to be fulfilled after 2022	¥ 1,000,000.0			8,100,000
Government grants				¥ 2,000,000.0		¥ 0